Note 5 - Notes Receivable (Details Textual) - USD ($)	1 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Jul. 31, 2017
Advance to Helomics [Member]
Notes Receivable, Interest Rate, Stated Percentage			8.00%
Payments to Acquire Notes Receivable			$ 600,000	$ 600,000
Advances to De Lage Landen [Member]
Payments to Acquire Notes Receivable		$ 67,512.10
Lease to Purchase Equipment, Down Payment, Percentage		50.00%
CytoBioscience [Member] | Promissory Notes Receivable [Member]
Notes Receivable, Interest Rate, Stated Percentage	8.00%				8.00%
Financing Receivable, Net, Total	$ 1,112,524	$ 1,070,000
Notes Receivable, Term	2 years
Helomics Holding Corp. [Member]
Financing Receivable, Net, Total	$ 167,512
Share Exchange Agreement, Outstanding Receivables, Amount Converted	$ 500,000
Share Exchange Agreement, Shares Received Upon Conversion of Receivables	833,333
Share Exchange Agreement, Convertible Notes, Percent of Stock	5.00%
Investment, Ownership Percent	25.00%